SUPPLEMENT Dated June 14, 2010
To the Current Prospectus

SpectraDirect
SpectraSelect

Issued By ING USA Annuity and Life Insurance Company
Through its Separate Account U

This supplement updates the prospectus. Please read this supplement carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

The following changes apply to certain investment portfolios that are currently available under your contract. These changes consist of name changes or subadviser changes. The investment objective of each portfolio is unchanged. The explanatory parentheticals clarify the specific changes for each investment portfolio. References to the investment portfolios and subadvisers are hereby amended as follows (with the list of available investment portfolios at the front of the prospectus revised accordingly).

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Large Cap Growth Portfolio (formerly known as ING	Seeks long-term capital growth.
Wells Fargo Omega Growth Portfolio)
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.
(formerly, Wells Capital Management Inc.)
ING Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)
ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Van Kampen Comstock Portfolio	Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)
ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation
Investment Adviser: Directed Services LLC	and current income.
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

SpectraDirect/SpectraSelect – SPSD-10	06/14/2010